Significant Accounting Policies - Schedule of Differences Between Reported Amount and Reporting Currency Denominated Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	$ 5,599,864	$ 4,611,856
Cost of revenues	(2,845,745)	(2,130,712)
Operating expenses	(3,576,418)	(2,212,501)
(Loss) income from operations	(822,299)	268,643
Exchange Rate Effect
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	75,735	62,459
Cost of revenues	(45,099)	(40,548)
Operating expenses	(118,565)	(92,425)
(Loss) income from operations	(87,929)	(70,514)
At 10% Stronger Rates
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	5,675,599	4,674,315
Cost of revenues	(2,890,844)	(2,171,260)
Operating expenses	(3,694,983)	(2,304,926)
(Loss) income from operations	$ (910,228)	$ 198,129